UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


    THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED FOR THE PERIOD ENDED JUNE 30, 2009 WITH RESPECT TO WHICH THE CUSIP NUMBER WAS FILED IN ERROR, IN ORDER TO CORRECT SUCH CUSIP NUMBER


Report for the Calendar Year or Quarter Ended: June 30, 2009.

Check here if Amendment [X ]; Amendment No.:   1
This Amendment (Check only one.): [ ] is a restatement (1)
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: September 14, 2009.



(1) The included holding was previously reported under an incorrect CUSIP number.





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $3,764
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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

                                                  FORM 13F INFORMATION TABLE

                                            Value      Shares/   Sh/ Put/  Invstmt       Other     Voting Authority
Name of Issuer     Title of Class  CUSIP    (x$1000)   PrnAmt    Prn Call  Discret       Mngrs     Sole  Shared None


VERENIUM CORP           COM      92340P100     3,764  4,952,934   SH       Sole                    4,952,934

                        Column Total           3,764


As of 6/30/09


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